RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 20,179	125,204
Amounts due to related parties	$ 1	4